UNITED STATES

                    SECURITIES AND EXCHANGE COMMISSION

                         Washington, D.C.  20549



                               FORM 13F



                          FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2003


Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one.): [  ] is a restatement.

                                  [  ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:    Needelman Asset Mgmt, Inc.

Address: 800 Newport Center Dr, Ste 450

         Newport Beach, CA  92660-6300





13F File Number: 28-01623



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:    B. Masiello

Title:   Director of Operations

Phone:   949-760-6644

Signature, Place, and Date of Signing:



_______________   ________________   ________________





Report Type (Check only one.):



[X ]   13F HOLDINGS REPORT.



[  ]   13F NOTICE.



[  ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE

ACT OF 1934.

                          FORM 13F SUMMARY PAGE





Report Summary:



Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     46

Form 13F Information Table Value Total:     $41,265





List of Other Included Managers:



No.   13F File Number        Name



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


                                                           MARKET
                                                           VALUE       TOTAL  SHPUT/CALL INVSTMT  OTHER
NAME OF ISSUER                  TITLE OF CLASS    CUSIP NO x 1000      SHARES            DSCRETN  MANAGERS


ABBOTT LABORATORIES             COM               002824100      1,087   23335SH         DEFINED            0
ALCOA INC                       COM               013817101      1,193   31405SH         DEFINED            0
ALLTEL CORP                     COM               020039103        477   10235SH         DEFINED            0
AMERICAN INTL GROUP INC         COM               026874107      1,323   19959SH         DEFINED            0
ANHEUSER BUSCH COS INC          COM               035229103      1,563   29675SH         DEFINED            0
AON CORP                        COM               037389103        667   27870SH         DEFINED            0
APARTMENT INVT & MGMT CO CL A   COM               03748R101        242    7000SH         DEFINED            0
BP PLC ADRS                     COM               055622104      1,082   21920SH         DEFINED            0
BANK OF AMERICA CORP            COM               060505104      1,034   12860SH         DEFINED            0
BANK ONE CORP (NEW)             COM               06423A103        973   21350SH         DEFINED            0
BAXTER INTERNATIONAL INC        COM               071813109        956   31310SH         DEFINED            0
BRISTOL-MYERS SQUIBB CO         COM               110122108      1,019   35620SH         DEFINED            0
BUCKEYE PARTNERS LP             UNIT LTD PARTNERS 118230101        363    8000SH         DEFINED            0
BURLINGTON NORTHERN SANTA FE    COM               12189T104      1,009   31195SH         DEFINED            0
CITIGROUP INC                   COM               172967101      1,376   28348SH         DEFINED            0
COMCAST CORP CL A (NEW)         COM               20030N101        366   11155SH         DEFINED            0
COMCAST CORP CL A SPL           COM               20030N200        545   17430SH         DEFINED            0
EATON CORPORATION               COM               278058102        247    2291SH         DEFINED            0
EL PASO CORP                    COM               28336L109        194   23725SH         DEFINED            0
ELECTRONIC DATA SYS CORP (NEW)  COM               285661104        393   16000SH         DEFINED            0
EMERSON ELECTRIC COMPANY        COM               291011104      1,185   18305SH         DEFINED            0
EXXON MOBIL CORP (NEW)          COM               30231G102      1,097   26748SH         DEFINED            0
FORD MOTOR CO (NEW)             COM PAR $0.01     345370860        959   59909SH         DEFINED            0
GENERAL ELECTRIC COMPANY        COM               369604103      1,119   36110SH         DEFINED            0
GILLETTE COMPANY                COM               375766102      1,364   37127SH         DEFINED            0
HEWLETT-PACKARD COMPANY         COM               428236103        691   30095SH         DEFINED            0
HONEYWELL INTERNATIONAL INC     COM               438516106      1,016   30380SH         DEFINED            0
INTEL CORPORATION               COM               458140100        393   12269SH         DEFINED            0
INTERNATIONAL BUSINESS MACHINE  COM               459200101      1,513   16328SH         DEFINED            0
INTERNATIONAL PAPER             COM               460146103      1,010   23430SH         DEFINED            0
INTERPUBLIC GROUP OF COS INC    COM               460690100        807   51715SH         DEFINED            0
J P MORGAN CHASE & CO           COM               46625H100      1,127   30679SH         DEFINED            0
KIMBERLY CLARK                  COM               494368103      1,154   19524SH         DEFINED            0
LAFARGE S.A. - SPONSORED ADR    COM               505861401      1,041   46550SH         DEFINED            0
MCDONALDS CORP                  COM               580135101      1,102   44394SH         DEFINED            0
MERRILL LYNCH & CO INC          COM               590188108        609   10385SH         DEFINED            0
SBC COMMUNICATIONS INC          COM               78387G103        440   16865SH         DEFINED            0
SPDR TRUST UNIT SER 1           COM               78462F103      1,213   10900SH         DEFINED            0
SAFEWAY INC                     COM               786514208        541   24680SH         DEFINED            0
SCHERING PLOUGH CORP            COM               806605101        420   24155SH         DEFINED            0
TARGET CORP                     COM               87612E106      1,463   38095SH         DEFINED            0
TIME WARNER INC                 COM               887317105        998   55495SH         DEFINED            0
TOTAL SA-SPON ADR               COM               89151E109      1,275   13786SH         DEFINED            0
VERIZON COMMUNICATIONS          COM               92343V104        511   14575SH         DEFINED            0
WELLS FARGO & CO (NEW)          COM               949746101      1,194   20275SH         DEFINED            0
WYETH CORP                      COM               983024100        914   21520SH         DEFINED            0




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